Other commitments - Lease expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other commitments
Expense	€ 202	€ 240	€ 75
Total	€ 202	€ 240	€ 75